Equity - Equity Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended		6 Months Ended	12 Months Ended
	Jun. 17, 2014	Jun. 10, 2009	Jan. 24, 2006	Jun. 02, 2014	Jul. 31, 2009	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount									$ 200,000
Stock Issued During Period, Shares, New Issues		20,000,000	18,750,000
Stock Issued During Period, Value, New Issues		$ 180,000	$ 318,800
Proceeds from Issuance Initial Public Offering			$ 297,200
Common Stock, Par or Stated Value Per Share		$ 0.01					$ 0.01		$ 0.01
Underwriting Discounts Relating to Issuance of Shares		$ 9,000
Payments of Stock Issuance Costs		600
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt							$ 214,157	$ (357)
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock		$ 170,400
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt							$ (143,557)	$ (357)
Senior Convertible Notes [Member]
Class of Stock [Line Items]
Payments of Debt Extinguishment Costs					$ 2,000
Debt Instrument, Face Amount					215,500
Deferred Income Taxes and Other Assets, Current					22,600
Senior Convertible Notes [Member] | Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt					$ 36,300
Convertible Debt Securities [Member] | Senior Convertible Notes [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued	22,750,088			0		22,759,243